SECURITIZATIONS AND VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2014
Variable Interest Entity
Schedule of consolidated and unconsolidated VIEs with which the Company holds significant variable interests
Citigroup’s involvement with consolidated and unconsolidated VIEs with which the Company holds significant variable interests or has continuing involvement through servicing a majority of the assets in a VIE, each as of December 31, 2014 and 2013, is presented below:

	As of December 31, 2014
				Maximum exposure to loss in significant unconsolidated VIEs (1)
				Funded exposures (2)		Unfunded exposures
In millions of dollars	Total involvement with SPE assets	Consolidated VIE / SPE assets	Significant unconsolidated VIE assets (3)	Debt investments	Equity investments	Funding commitments	Guarantees and derivatives	Total
Citicorp
Credit card securitizations	$60,211	$60,211	$—	$—	$—	$—	$—	$—
Mortgage securitizations (4)
U.S. agency-sponsored	236,771	—	236,771	5,063	—	—	19	5,082
Non-agency-sponsored	8,071	1,239	6,832	560	—	—	—	560
Citi-administered asset-backed commercial paper conduits (ABCP)	29,181	29,181	—	—	—	—	—	—
Collateralized debt obligations (CDOs)	3,382	—	3,382	45	—	—	—	45
Collateralized loan obligations (CLOs)	13,099	—	13,099	1,692	—	—	—	1,692
Asset-based financing	62,577	1,149	61,428	22,891	63	2,185	333	25,472
Municipal securities tender option bond trusts (TOBs)	12,280	6,671	5,609	3	—	3,670	—	3,673
Municipal investments	16,825	70	16,755	2,012	2,021	1,321	—	5,354
Client intermediation	1,745	137	1,608	10	—	—	10	20
Investment funds (5)	31,474	1,096	30,378	16	382	124	—	522
Trust preferred securities	2,633	—	2,633	—	6	—	—	6
Other	5,685	296	5,389	183	1,451	23	73	1,730
Total	$483,934	$100,050	$383,884	$32,475	$3,923	$7,323	$435	$44,156
Citi Holdings
Credit card securitizations	$292	$60	$232	$—	$—	$—	$—	$—
Mortgage securitizations
U.S. agency-sponsored	28,077	—	28,077	150	—	—	91	241
Non-agency-sponsored	9,817	65	9,752	17	—	—	1	18
Collateralized debt obligations (CDOs)	2,235	—	2,235	174	—	—	86	260
Collateralized loan obligations (CLOs)	1,020	—	1,020	54	—	—	—	54
Asset-based financing	1,323	2	1,321	37	3	86	—	126
Municipal investments	6,881	—	6,881	2	176	904	—	1,082
Investment funds	518	—	518	—	—	—	—	—
Other	2,613	2,613	—	—	—	—	—	—
Total	$52,776	$2,740	$50,036	$434	$179	$990	$178	$1,781
Total Citigroup	$536,710	$102,790	$433,920	$32,909	$4,102	$8,313	$613	$45,937

(1)    The definition of maximum exposure to loss is included in the text that follows this table.

(2)	Included on Citigroup’s December 31, 2014 Consolidated Balance Sheet.

(3)
A significant unconsolidated VIE is an entity where the Company has any variable interest or continuing involvement considered to be significant, regardless of the likelihood of loss or the notional amount of exposure.

(4)
Citicorp mortgage securitizations also include agency and non-agency (private-label) re-securitization activities. These SPEs are not consolidated. See “Re-securitizations” below for further discussion.

(5) Substantially all of the unconsolidated investment funds’ assets are related to retirement funds in Mexico managed by Citi. See “Investment Funds” below for further discussion.

	As of December 31, 2013
				Maximum exposure to loss in significant unconsolidated VIEs (1)
				Funded exposures (2)		Unfunded exposures
In millions of dollars	Total involvement with SPE assets	Consolidated VIE / SPE assets	Significant unconsolidated VIE assets (3)	Debt investments	Equity investments	Funding commitments	Guarantees and derivatives	Total
Citicorp
Credit card securitizations	$52,229	$52,229	$—	$—	$—	$—	$—	$—
Mortgage securitizations (4)
U.S. agency-sponsored	239,204	—	239,204	3,583	—	—	36	3,619
Non-agency-sponsored	7,711	598	7,113	583	—	—	—	583
Citi-administered asset-backed commercial paper conduits (ABCP)	31,759	31,759	—	—	—	—	—	—
Collateralized debt obligations (CDOs)	4,204	—	4,204	34	—	—	—	34
Collateralized loan obligations (CLOs)	16,883	—	16,883	1,938	—	—	—	1,938
Asset-based financing	45,884	971	44,913	17,341	74	1,004	195	18,614
Municipal securities tender option bond trusts (TOBs)	12,716	7,039	5,677	29	—	3,881	—	3,910
Municipal investments	15,962	223	15,739	1,846	2,073	1,173	—	5,092
Client intermediation	1,778	195	1,583	145	—	—	—	145
Investment funds (5)	32,324	3,094	29,230	191	264	81	—	536
Trust preferred securities	4,822	—	4,822	—	51	—	—	51
Other	2,439	225	2,214	143	649	20	78	890
Total	$467,915	$96,333	$371,582	$25,833	$3,111	$6,159	$309	$35,412
Citi Holdings
Credit card securitizations	$1,867	$1,448	$419	$—	$—	$—	$—	$—
Mortgage securitizations
U.S. agency-sponsored	73,549	—	73,549	549	—	—	77	626
Non-agency-sponsored	13,193	1,695	11,498	35	—	—	2	37
Student loan securitizations	1,520	1,520	—	—	—	—	—	—
Collateralized debt obligations (CDOs)	3,879	—	3,879	273	—	—	87	360
Collateralized loan obligations (CLOs)	2,733	—	2,733	358	—	—	111	469
Asset-based financing	3,508	3	3,505	629	3	258	—	890
Municipal investments	7,304	—	7,304	3	204	939	—	1,146
Investment funds	1,237	—	1,237	—	61	—	—	61
Other	4,494	4,434	60	—	—	—	—	—
Total	$113,284	$9,100	$104,184	$1,847	$268	$1,197	$277	$3,589
Total Citigroup	$581,199	$105,433	$475,766	$27,680	$3,379	$7,356	$586	$39,001

(1)	The definition of maximum exposure to loss is included in the text that follows this table.

(2)	Included on Citigroup’s December 31, 2013 Consolidated Balance Sheet.

(3)
A significant unconsolidated VIE is an entity where the Company has any variable interest or continuing involvement considered to be significant, regardless of the likelihood of loss or the notional amount of exposure.

(4)
Citicorp mortgage securitizations also include agency and non-agency (private-label) re-securitization activities. These SPEs are not consolidated. See “Re-securitizations” below for further discussion.

(5) Substantially all of the unconsolidated investment funds’ assets are related to retirement funds in Mexico managed by Citi. See “Investment Funds” below for further discussion.

Schedule of funding commitments of unconsolidated Variable Interest Entities
The following table presents the notional amount of liquidity facilities and loan commitments that are classified as funding commitments in the VIE tables above as of December 31, 2014 and 2013:

	December 31, 2014		December 31, 2013
	Liquidity	Loan	Liquidity	Loan
In millions of dollars	facilities	commitments	facilities	commitments
Citicorp
Asset-based financing	$5	$2,180	$5	$999
Municipal securities tender option bond trusts (TOBs)	3,670	—	3,881	—
Municipal investments	—	1,321	—	1,173
Investment funds	—	124	—	81
Other	—	23	—	20
Total Citicorp	$3,675	$3,648	$3,886	$2,273
Citi Holdings
Asset-based financing	$—	$86	$—	$258
Municipal investments	—	904	—	939
Total Citi Holdings	$—	$990	$—	$1,197
Total Citigroup funding commitments	$3,675	$4,638	$3,886	$3,470

Schedule of carrying amounts and classifications of consolidated assets that are collateral for consolidated VIE and SPE obligations
The following table presents the carrying amounts and classifications of consolidated assets that are collateral for consolidated VIE obligations as of December 31, 2014 and 2013:

	December 31, 2014			December 31, 2013
In billions of dollars	Citicorp	Citi Holdings	Citigroup	Citicorp	Citi Holdings	Citigroup
Cash	$0.1	$0.2	$0.3	$0.2	$0.2	$0.4
Trading account assets	0.7	—	0.7	1.0	—	1.0
Investments	8.0	—	8.0	10.9	—	10.9
Total loans, net	90.6	2.5	93.1	83.2	8.7	91.9
Other	0.6	—	0.6	1.1	0.2	1.3
Total assets	$100.0	$2.7	$102.7	$96.4	$9.1	$105.5
Short-term borrowings	$22.7	$—	$22.7	$24.3	$—	$24.3
Long-term debt	38.1	2.0	40.1	32.8	2.0	34.8
Other liabilities	0.8	0.1	0.9	0.9	0.1	1.0
Total liabilities	$61.6	$2.1	$63.7	$58.0	$2.1	$60.1

Schedule of significant interests in unconsolidated VIEs - balance sheet classification
The following table presents the carrying amounts and classification of significant variable interests in unconsolidated VIEs as of December 31, 2014 and 2013:

	December 31, 2014			December 31, 2013
In billions of dollars	Citicorp	Citi Holdings	Citigroup	Citicorp	Citi Holdings	Citigroup
Trading account assets	$7.4	$0.2	$7.6	$4.8	$0.6	$5.4
Investments	2.4	0.2	2.6	3.7	0.4	4.1
Total loans, net	24.9	0.1	25.0	18.2	0.6	18.8
Other	1.8	0.2	2.0	2.2	0.5	2.7
Total assets	$36.5	$0.7	$37.2	$28.9	$2.1	$31.0

Schedule of securitized credit card receivables
The following table reflects amounts related to the Company’s securitized credit card receivables as of December 31, 2014 and 2013:

	Citicorp		Citi Holdings
In billions of dollars	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
Ownership interests in principal amount of trust credit card receivables
Sold to investors via trust-issued securities	$37.0	$32.3	$—	$—
Retained by Citigroup as trust-issued securities	10.1	8.1	—	1.3
Retained by Citigroup via non-certificated interests	14.2	12.1	—	—
Total ownership interests in principal amount of trust credit card receivables	$61.3	$52.5	$—	$1.3

Schedule of Master Trust liabilities (at par value)
Master Trust Liabilities (at par value)

In billions of dollars	Dec. 31, 2014	Dec. 31, 2013
Term notes issued to third parties	$35.7	$27.9
Term notes retained by Citigroup affiliates	8.2	6.2
Total Master Trust liabilities	$43.9	$34.1

Schedule of Omni Trust liabilities (at par value)
Omni Trust Liabilities (at par value)

In billions of dollars	Dec. 31, 2014	Dec. 31, 2013
Term notes issued to third parties	$1.3	$4.4
Term notes retained by Citigroup affiliates	1.9	1.9
Total Omni Trust liabilities	$3.2	$6.3

Schedule of changes in capitalized MSRs
The following table summarizes the changes in capitalized MSRs for the years ended December 31, 2014 and 2013:

In millions of dollars	2014	2013
Balance, beginning of year	$2,718	$1,942
Originations	217	634
Changes in fair value of MSRs due to changes in inputs and assumptions	(344)	640
Other changes (1)	(429)	(496)
Sale of MSRs	(317)	(2)
Balance, as of December 31	$1,845	$2,718

(1)	Represents changes due to customer payments and passage of time.

Schedule of fees received on servicing previously securitized mortgages
The Company receives fees during the course of servicing previously securitized mortgages. The amounts of these fees for the years ended December 31, 2014, 2013 and 2012 were as follows:

In millions of dollars	2014	2013	2012
Servicing fees	$638	$800	$990
Late fees	25	42	65
Ancillary fees	56	100	122
Total MSR fees	$719	$942	$1,177

Citicorp
Variable Interest Entity
Schedule of securitized credit card receivables
The following table summarizes selected cash flow information related to Citicorp’s credit card securitizations for the years ended December 31, 2014, 2013 and 2012:

In billions of dollars	2014	2013	2012
Proceeds from new securitizations	$12.5	$11.5	$0.5
Pay down of maturing notes	(7.8)	(2.1)	(20.4)

Schedule of cash flow information, mortgage securitizations
The following table summarizes selected cash flow information related to Citicorp mortgage securitizations for the years ended December 31, 2014, 2013 and 2012:

	2014		2013	2012
In billions of dollars	U.S. agency- sponsored mortgages	Non-agency- sponsored mortgages	Agency- and non-agency- sponsored mortgages	Agency- and non-agency- sponsored mortgages
Proceeds from new securitizations	$27.4	$11.8	$72.5	$56.5
Contractual servicing fees received	0.4	—	0.4	0.5
Cash flows received on retained interests and other net cash flows	0.1	—	0.1	0.1

Schedule of key assumptions used in measuring fair value of retained interest at the date of sale or securitization of mortgage receivables
Key assumptions used in measuring the fair value of retained interests at the date of sale or securitization of mortgage receivables for the years ended December 31, 2014 and 2013 were as follows:

	December 31, 2014
		Non-agency-sponsored mortgages (1)
	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Discount rate	0.0% to 14.7%	1.4% to 6.6%	2.6% to 9.1%
Weighted average discount rate	11.0%	4.2%	7.8%
Constant prepayment rate	0.0% to 23.1%	0.0% to 7.0%	0.5% to 8.9%
Weighted average constant prepayment rate	6.2%	5.4%	3.2%
Anticipated net credit losses (2)	NM	40.0% to 67.1%	8.9% to 58.5%
Weighted average anticipated net credit losses	NM	56.3%	43.1%
Weighted average life	0.0 to 9.7 years	2.6 to 11.1 years	3.0 to 14.5 years

	December 31, 2013
		Non-agency-sponsored mortgages (1)
	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Discount rate	0.0% to 12.4%	2.3% to 4.3%	0.1% to 19.2%
Weighted average discount rate	10.1%	3.4%	7.8%
Constant prepayment rate	0.0% to 21.4%	5.4% to 10.0%	0.1% to 11.2%
Weighted average constant prepayment rate	5.5%	7.2%	7.5%
Anticipated net credit losses (2)	NM	47.2% to 53.0%	0.1% to 89.0%
Weighted average anticipated net credit losses	NM	49.3%	49.2%
Weighted average life	0.0 to 12.4 years	2.9 to 9.7 years	2.5 to 16.5 years

(1)	Disclosure of non-agency-sponsored mortgages as senior and subordinated interests is indicative of the interests’ position in the capital structure of the securitization.

(2)
Anticipated net credit losses represent estimated loss severity associated with defaulted mortgage loans underlying the mortgage securitizations disclosed above. Anticipated net credit losses, in this instance, do not represent total credit losses incurred to date, nor do they represent credit losses expected on retained interests in mortgage securitizations.

NM Not meaningful. Anticipated net credit losses are not meaningful due to U.S. agency guarantees.

Schedule of key assumptions used to value retained interests and sensitivity of adverse changes of 10% and 20%, mortgage securitizations
At December 31, 2014 and 2013, the key assumptions used to value retained interests, and the sensitivity of the fair value to adverse changes of 10% and 20% in each of the key assumptions, are set forth in the tables below. The negative effect of each change is calculated independently, holding all other assumptions constant. Because the key assumptions may not be independent, the net effect of simultaneous adverse changes in the key assumptions may be less than the sum of the individual effects shown below.

	December 31, 2014
		Non-agency-sponsored mortgages (1)
	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Discount rate	0.0% to 21.2%	1.1% to 17.7%	1.3% to 19.6%
Weighted average discount rate	8.0%	4.9%	8.2%
Constant prepayment rate	6.0% to 41.4%	2.0% to 100.0%	0.5% to 16.2%
Weighted average constant prepayment rate	14.7%	10.1%	7.2%
Anticipated net credit losses (2)	NM	0.0% to 92.4%	13.7% to 83.8%
Weighted average anticipated net credit losses	NM	54.6%	52.5%
Weighted average life	0.0 to 16.0 years	0.3 to 14.4 years	0.0 to 24.4 years

	December 31, 2013
		Non-agency-sponsored mortgages (1)
	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Discount rate	0.1% to 20.9%	0.5% to 17.4%	2.1% to 19.6%
Weighted average discount rate	6.9%	5.5%	11.2%
Constant prepayment rate	6.2% to 30.4%	1.3% to 100.0%	1.4% to 23.1%
Weighted average constant prepayment rate	11.1%	6.4%	7.4%
Anticipated net credit losses (2)	NM	0.1% to 80.0%	25.5% to 81.9%
Weighted average anticipated net credit losses	NM	49.5%	52.8%
Weighted average life	2.1 to 14.1 years	0.0 to 11.9 years	0.0 to 26.0 years

(1)	Disclosure of non-agency-sponsored mortgages as senior and subordinated interests is indicative of the interests’ position in the capital structure of the securitization.

(2)
Anticipated net credit losses represent estimated loss severity associated with defaulted mortgage loans underlying the mortgage securitizations disclosed above. Anticipated net credit losses, in this instance, do not represent total credit losses incurred to date, nor do they represent credit losses expected on retained interests in mortgage securitizations.

NM Not meaningful. Anticipated net credit losses are not meaningful due to U.S. agency guarantees.

		Non-agency-sponsored mortgages (1)
In millions of dollars at December 31, 2014	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Carrying value of retained interests	$2,224	$285	$554
Discount rates
Adverse change of 10%	$(64)	$(5)	$(30)
Adverse change of 20%	(124)	(9)	(57)
Constant prepayment rate
Adverse change of 10%	(86)	(1)	(9)
Adverse change of 20%	(165)	(2)	(18)
Anticipated net credit losses
Adverse change of 10%	NM	(2)	(9)
Adverse change of 20%	NM	(3)	(16)

		Non-agency-sponsored mortgages (1)
In millions of dollars at December 31, 2013	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Carrying value of retained interests	$2,519	$293	$429
Discount rates
Adverse change of 10%	$(76)	$(6)	$(25)
Adverse change of 20%	(148)	(11)	(48)
Constant prepayment rate
Adverse change of 10%	(96)	(1)	(7)
Adverse change of 20%	(187)	(2)	(14)
Anticipated net credit losses
Adverse change of 10%	NM	(2)	(7)
Adverse change of 20%	NM	(3)	(14)

(1)	Disclosure of non-agency-sponsored mortgages as senior and subordinated interests is indicative of the interests’ position in the capital structure of the securitization.
NM Not meaningful. Anticipated net credit losses are not meaningful due to U.S. agency guarantees.

Schedule of key assumptions for measuring fair value of retained interests at the date of sale or securitization of CDOs and CLOs
At December 31, 2014 and 2013, the key assumptions used to value retained interests in CLOs, and the sensitivity of the fair value to adverse changes of 10% and 20% are set forth in the tables below:

	December 31, 2014	December 31, 2013
Discount rate	1.4% to 1.6%	1.5% to 1.6%

Schedule of sensitivity of adverse changes of 10% and 20% to discount rate, CDOs and CLOs
The key assumption used to value retained interests and the sensitivity of the fair value to adverse changes of 10% and 20% is set forth in the tables below for the following periods presented:

	Dec. 31, 2014	Dec. 31, 2013
Discount rate	N/A	3.0%

December 31, 2013
In millions of dollars	Asset-based financing
Carrying value of retained interests (1)	$1,316
Value of underlying portfolio
Adverse change of 10%	$(11)
Adverse change of 20%	(23)

(1)	Citicorp held no retained interests in asset-based financings as of December 31, 2014.

December 31, 2014
In millions of dollars	CLO
Carrying value of retained interests	$1,539
Value of underlying portfolio
Adverse change of 10%	$(9)
Adverse change of 20%	(18)

December 31, 2013
In millions of dollars	CLO
Carrying value of retained interests	$1,333
Value of underlying portfolio
Adverse change of 10%	$(7)
Adverse change of 20%	(14)

Schedule of asset-based financing

	December 31, 2014
In millions of dollars	Total unconsolidated VIE assets	Maximum exposure to unconsolidated VIEs
Type
Commercial and other real estate	$25,978	$9,426
Corporate loans	460	473
Airplanes, ships and other assets	34,990	15,573
Total	$61,428	$25,472

	December 31, 2013
In millions of dollars	Total unconsolidated VIE assets	Maximum exposure to unconsolidated VIEs
Type
Commercial and other real estate	$14,042	$3,902
Corporate loans	2,221	1,754
Airplanes, ships and other assets	28,650	12,958
Total	$44,913	$18,614

Schedule of selected cash flow information related to asset-based financing
The following table summarizes selected cash flow information related to asset-based financings for the years ended December 31, 2014, 2013 and 2012:

In billions of dollars	2014	2013	2012
Proceeds from new securitizations	$0.5	$0.5	$—
Cash flows received on retained interest and other net cash flows	$0.2	$0.7	$0.3

Citi Holdings
Variable Interest Entity
Schedule of securitized credit card receivables
The following table summarizes selected cash flow information related to Citi Holdings’ credit card securitizations for the years ended December 31, 2014, 2013 and 2012:

In billions of dollars	2014	2013	2012
Proceeds from new securitizations	$0.1	$0.2	$1.7
Pay down of maturing notes	—	(0.1)	(0.1)

Schedule of cash flow information, mortgage securitizations
The following table summarizes selected cash flow information related to Citi Holdings mortgage securitizations for the years ended December 31, 2014, 2013 and 2012:

	2014		2013	2012
In billions of dollars	U.S. agency- sponsored mortgages	Non-agency- sponsored mortgages	U.S. agency- sponsored mortgages	U.S. agency- sponsored mortgages
Proceeds from new securitizations	$0.4	$—	$0.2	$0.4
Contractual servicing fees received	0.1	—	0.3	0.4

Schedule of key assumptions used to value retained interests and sensitivity of adverse changes of 10% and 20%, mortgage securitizations

	December 31, 2014
		Non-agency-sponsored mortgages (1)
	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests (2)
Discount rate	1.9% to 19.2%	5.1% to 47.1%	—
Weighted average discount rate	13.7%	36.3%	—
Constant prepayment rate	20.4% to 32.3%	6.7% to 20.0%	—
Weighted average constant prepayment rate	23.9%	16.6%	—
Anticipated net credit losses	NM	0.3% to 73.7%	—
Weighted average anticipated net credit losses	NM	19.2%	—
Weighted average life	3.3 to 4.6 years	3.9 to 6.4 years	—

	December 31, 2013
		Non-agency-sponsored mortgages (1)
	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests (2)
Discount rate	0.0% to 49.3%	9.9%	—
Weighted average discount rate	9.5%	9.9%	—
Constant prepayment rate	9.6% to 26.2%	12.3% to 27.3%	—
Weighted average constant prepayment rate	20.0%	15.6%	—
Anticipated net credit losses	NM	0.3%	—
Weighted average anticipated net credit losses	NM	0.3%	—
Weighted average life	2.3 to 7.6 years	5.2 years	—

(1)	Disclosure of non-agency-sponsored mortgages as senior and subordinated interests is indicative of the interests’ position in the capital structure of the securitization.

(2)	Citi Holdings held no subordinated interests in mortgage securitizations as of December 31, 2014 and 2013.
NM Not meaningful. Anticipated net credit losses are not meaningful due to U.S. agency guarantees.

		Non-agency-sponsored mortgages (1)
In millions of dollars at December 31, 2014	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Carrying value of retained interests	$150	$25	$—
Discount rates
Adverse change of 10%	$(5)	$(2)	$—
Adverse change of 20%	(10)	(4)	—
Constant prepayment rate
Adverse change of 10%	(7)	(2)	—
Adverse change of 20%	(14)	(3)	—
Anticipated net credit losses
Adverse change of 10%	NM	(4)	—
Adverse change of 20%	NM	(7)	—

		Non-agency-sponsored mortgages (1)
In millions of dollars at December 31, 2013	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Carrying value of retained interests	$585	$50	$—
Discount rates
Adverse change of 10%	$(16)	$(3)	$—
Adverse change of 20%	(32)	(5)	—
Constant prepayment rate			—
Adverse change of 10%	(33)	(3)	—
Adverse change of 20%	(65)	(6)	—
Anticipated net credit losses
Adverse change of 10%	NM	(5)	—
Adverse change of 20%	NM	(11)	—

(1)	Disclosure of non-agency-sponsored mortgages as senior and subordinated interests is indicative of the interests’ position in the capital structure of the securitization.
NM Not meaningful. Anticipated net credit losses are not meaningful due to U.S. agency guarantees.

Schedule of key assumptions for measuring fair value of retained interests at the date of sale or securitization of CDOs and CLOs
At December 31, 2014 and 2013, the key assumptions used to value retained interests, and the sensitivity of the fair value to adverse changes of 10% and 20% are set forth in the tables below:

December 31, 2014
	CDOs	CLOs
Discount rate	44.7% to 49.2%	4.5% to 5.0%

December 31, 2013
	CDOs	CLOs
Discount rate	44.3% to 48.7%	4.5% to 5.0%

Schedule of sensitivity of adverse changes of 10% and 20% to discount rate, CDOs and CLOs

	December 31, 2014
In millions of dollars	CDOs	CLOs
Carrying value of retained interests	$6	$10
Discount rates
Adverse change of 10%	$(1)	$—
Adverse change of 20%	(2)	—

	December 31, 2013
In millions of dollars	CDOs	CLOs
Carrying value of retained interests	$19	$31
Discount rates
Adverse change of 10%	$(1)	$—
Adverse change of 20%	(2)	—

Schedule of asset-based financing

	December 31, 2014
In millions of dollars	Total unconsolidated VIE assets	Maximum exposure to unconsolidated VIEs
Type
Commercial and other real estate	$168	$50
Corporate loans	—	—
Airplanes, ships and other assets	1,153	76
Total	$1,321	$126

	December 31, 2013
In millions of dollars	Total unconsolidated VIE assets	Maximum exposure to unconsolidated VIEs
Type
Commercial and other real estate	$774	$298
Corporate loans	112	96
Airplanes, ships and other assets	2,619	496
Total	$3,505	$890

Schedule of selected cash flow information related to asset-based financing
The following table summarizes selected cash flow information related to asset-based financings for the years ended December 31, 2014, 2013 and 2012:

In billions of dollars	2014	2013	2012
Cash flows received on retained interest and other net cash flows	$0.1	$0.2	$1.7

Schedule of sensitivity of adverse changes of 10% and 20% to discount rate, asset-based financing
At December 31, 2014 and 2013, the effects of adverse changes of 10% and 20% in the discount rate used to determine the fair value of retained interests are set forth in the tables below:

December 31, 2013
In millions of dollars	Asset-based financing
Carrying value of retained interests (1)	$95
Value of underlying portfolio
Adverse change of 10%	$—
Adverse change of 20%	—

(1)	Citi Holdings held no retained interests in asset-based financings as of December 31, 2014.